Investments - Schedule of Amortized Cost, Gross Unrealized Gains and Losses, Fair Value, and Other-Than-Temporary-Impairment of Fixed Maturity and Equity Securities - Narrative (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments
Investment exposure	$ 722.0	$ 760.8
Unrealized gains	241.8	196.3
States, municipalities and political subdivisions
Investments
Investment exposure	12.9	13.0
Unrealized gains	$ 2.6	$ 1.9
Investment portfolio
Investments
Concentration percentage	100.00%
Individual U. S. states | Investment portfolio | States, municipalities and political subdivisions | Credit concentration
Investments
Concentration percentage	0.70%	0.60%
Individual U. S. states | Investment portfolio | States, municipalities and political subdivisions | Credit concentration | Revenue bonds
Investments
Concentration percentage	81.00%	82.00%
Europe | Corporate fixed maturity and equity securities | Credit concentration
Investments
Investment exposure	$ 68.0	$ 20.8
Europe | Investment portfolio | Corporate fixed maturity and equity securities | Credit concentration
Investments
Unrealized gains	$ 69.7	$ 17.0
Europe | Investment portfolio | Corporate fixed maturity and equity securities, finance sector | Credit concentration
Investments
Concentration percentage	24.00%	26.00%
United Kingdom | Investment portfolio | Corporate fixed maturity and equity securities | Credit concentration
Investments
Concentration percentage	4.00%	4.00%